Commitments and Contingent Liabilities - Minimum Lease Commitments of Company and its Subsidiaries under Operating Leases, at Rates in Effect (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 9,204
2018	6,895
2019	5,897
2020	5,525
2021	5,540
2022 - 2026	20,353
Minimum lease payments Due, Total	$ 53,414